Condensed Consolidated Statement of Changes in Stockholders Deficit (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Exercise of warrants	9,000,000	9,000,000
Share price	$ 0.0299	$ 0.0299